Property and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and equipment, net

Note 6 - Property and equipment, net

At December 31, 2025 and June 30, 2026, property and equipment consisted of the following:

	December 31,	June 30,
	2025	2026
	S$’000	S$’000
Computer and software	50	60
Furniture and fittings	11	11
Leasehold industrial property	535	535
Renovations	68	68
	664	674
Accumulated depreciation	(127)	(147)
Property and equipment, net	537	527

Leasehold Industrial Property under Operating Lease

The Company owns a leasehold industrial property which is included and classified under property and equipment, as it is not held for sale or for investment purposes. Although the property is currently leased to third parties under operating lease arrangements, its classification as property and equipment is appropriate under U.S. GAAP because the property is not held for capital appreciation or investment income, and rental activities are not part of the Company’s principal operations. The carrying value of the leased industrial property as of December 31, 2025 and June 30, 2026 is approximately S$500,000 and S$494,000.

Rental income recognized for the years ended June 30, 2025 and 2026 were S$16,000 and S$16,000, respectively.

Depreciation expenses for the six months ended June 30, 2025 and 2026 were approximately S$24,000 and S$20,000, respectively, recognize under general and administrative expenses.